SCHEDULE OF ACCRUED AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued payroll	$ 279,837	$ 108,945	$ 326,515
Credit cards	341,884	55,180	240,989
Warranty reserve	140,000	140,000	140,000
Sales tax payable	103,530	105,563	43,891
Other accrued liabilities	1,957,816	589,619	374,100
Total accrued and other current liabilities	$ 2,823,067	$ 999,307	$ 1,125,495